Note 5 - Leases - Supplemental Cash Flows Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Cash paid for amounts included in the measurement of operating lease liabilities	$ 45,774
Right-of-use assets obtained in exchange for operating lease obligation	$ 92,808
Weighted Average Remaining Operating Lease Term (Year)	7 years
Weighted Average Discount Rate	4.30%